UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York      February 13, 2007
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          15
                                               -------------

Form 13F Information Table Value Total:         $362,431
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                           13F File Number             Name

NONE


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
                                                  Form 13F INFORMATION TABLE

    COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------------
                                                        VALUE       SHRS OR      SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT      PRN CALL   DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------------
ALLEGHENY ENERGY INC         COM            017361106   30,888      672,800      SH         SOLE               672,800     0
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                  COM            023608102   2,687       50,000       SH         SOLE               50,000      0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC        COM            025537101   43,734      1,027,100    SH         SOLE               1,027,100   0
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I COM            210371100   38,483      573,300      SH         SOLE               573,300     0
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                  COM            281020107   32,550      715,700      SH         SOLE               715,700     0
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ENTERGY CORP NEW             COM            29364G103   36,485      395,200      SH         SOLE               395,200     0
-----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP           COM            576206106   2,165       93,200       SH         SOLE               93,200      0
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NRG ENERGY INC               COM NEW        629377508   24,454      436,600      SH         SOLE               436,600     0
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NORTHEAST UTILS              COM            664397106   32,009      1,136,700    SH         SOLE               1,136,700   0
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PORTLAND GEN ELEC CO         COM NEW        736508847   6,453       236,800      SH         SOLE               236,800     0
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RELIANT ENERGY INC           COM            75952B105   12,752      897,400      SH         SOLE               897,400     0
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SIERRA PAC RES NEW           COM            826428104   23,362      1,388,104    SH         SOLE               1,388,104   0
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UGI CORP NEW                 COM            902681105   10,107      370,500      SH         SOLE               370,500     0
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WISCONSIN ENERGY CORP        COM            976657106   52,306      1,102,100    SH         SOLE               1,102,100   0
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XCEL ENERGY INC              COM            98389B100   13,996      606,933      SH         SOLE               606,933     0
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